PREPAID EXPENSE (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
MT Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of payment	the Company agreed to pay an advance of $100,000 against sales, to Matchbox Twenty and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4, 2020.	the Company agreed to pay an advance of $100,000 against sales, to MT and its affiliated companies, which was paid in full in installments, with the last installment of $40,000 paid on March 4th. We have recorded this amount as a prepaid expense on our consolidated balance sheet as of December 31, 2020.